Income Tax	12 Months Ended
Apr. 30, 2021
Major components of tax expense (income) [abstract]
Income Tax

12. Income Tax

The Company had no assessable profit for the years ended April 30, 2021 and 2020. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss for the years ended April 30, 2021 and 2020 is as follows:

	For the year ended April 30,
	2021 ($)	2020 ($)
Net loss for the year	1,854,840	2,829,485
Statutory rate	27.00%	27.00%
Recovery of income taxes at statutory rates	500,807	763,961
Non-deductible permanent differences	(48,142)	17,510
Change in unrecognized deferred income tax assets	25,654	(623,507)
Other	-	(29,837)
Tax recovery for the year	478,319	128,127

The significant component of the Company’s deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2021 ($)	As at April 30, 2020 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(869,467)	(530,089)
Deferred tax assets:
Non-capital losses carry-forward	869,467	530,089
	-	-

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2021 ($)	As at April 30, 2020 ($)
Non-capital loss carry-forward	6,798,494	5,818,002
Financing costs	1,024,773	1,906,148
Unrecognized deferred income tax assets	7,823,267	7,724,150

The deferred tax assets have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future. The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. The non-capital losses of $320,817, $3,281,631, $4,901,922 and $1,506,171 in Canada will expire on April 30, 2038, 2039, 2040 and 2041, respectively.